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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-23039

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                AllianzGI Diversified Income & Convertible Fund
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
                    (Address of Principal Executive Office)

                 Allianz Global Investors Fund Management LLC
                                 1633 Broadway
                              New York, NY 10019
                    (Name and Address of Agent for Service)

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       Registrant's telephone number, including area code: 212-739-3000

                      Date of fiscal year end: January 31

         Date of reporting period: July 1, 2014 through June 30, 2015

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Item 1. Proxy Voting Record

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=============== AllianzGI Diverified Income & Convertible Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

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SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):               AllianzGI Diversified Income & Convertible Fund

By (Signature and Title)*:  /s/ Julian F. Sluyters
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                            Name: Julian F. Sluyters
                            Title: President and Chief Executive Officer

Date: August 21, 2015

* Print the name and title of each signing officer under his or her signature.